COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	¥ 103,525	¥ 28,134	¥ 20,195